Revenue - Schedule of Future Minimum Revenues Committed (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Operating lease revenue
2021	$ 1,354.1
2022	1,051.1
2023	722.9
2024	447.9
2025	264.6
Thereafter	274.6
Future minimum revenue to be received from operating leases	4,115.2
Direct financing leases
2021	36.1
2022	34.4
2023	32.5
2024	30.3
2025	28.2
Thereafter	180.7
Future interest income to be earned from direct financing leases	342.2
Other
2021	10.0
2022	4.1
2023	0.7
2024	0.0
2025	0.0
Thereafter	0.0
Future minimum revenue receivable other	14.8
Total committed revenue
2021	1,400.2
2022	1,089.6
2023	756.1
2024	478.2
2025	292.8
Thereafter	455.3
Future minimum revenues receivable	$ 4,472.2